Shareholder Report, Holdings (Details) - Wanger International - WSCAX	Dec. 31, 2024
Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
InterParfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.00%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.60%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.50%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.90%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other country [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%